SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM INVESTMENTS
Short-term investments	$ 997	$ 5,153
Convertible bonds
SHORT-TERM INVESTMENTS
Short-term investments	$ 997	$ 5,153